Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001661998
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	HOMOLOGY MEDICINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38433
Entity Tax Identification Number	47-3468154
Entity Address, Address Line One	One Patriots Park
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	301-7277
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FIXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false